Convertible Promissory Note (‘Notes’) - Schedule of Unsecured Promissory Note (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Unsecured Promissory Note [Line Items]
Unsecured promissory note, Total		$ 2,027,840
Unsecured promissory note [Member]
Schedule of Unsecured Promissory Note [Line Items]
Unsecured promissory note, Total		$ 2,027,840